Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Trading Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Other invested securities, cost or amortized cost		¥ 7,686		¥ 18,289
Other invested securities, gross unrealized gains	¥ 169	62
Other invested securities, gross unrealized loss	¥ (108)
Other invested securities, fair value		7,748	$ 2,820	18,350
Other Long-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Investments accounted for at fair value, cost or amortized cost				307
Investment accounted for at fair value option, gross unrealized gains				14
Investments accounted for at fair value, fair value			49	321
Other Long-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost		528		2,077
Available-for-sale investments, gross unrealized gains				742
Available-for-sale investments, gross unrealized losses		(31)		(46)
Available-for-sale investments noncurrent, fair value		497	426	2,773
Short-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost		33
Available-for-sale investments, gross unrealized losses		(4)
Available-for-sale investments current, fair value		29
Short-term Investments | Fixed-rate Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Short-term held-to-maturity investments, cost or amortized cost		41,802		48,666
Held-to-maturity investments, gross unrecognized holding gains		70		47
Held-to-maturity investments, gross unrecognized holding losses		(4)		(18)
Held-to-maturity investments, fair value		41,868	7,484	48,695
Available-for-sale investments, cost or amortized cost		14,353		29,550
Available-for-sale investments, gross unrealized gains		31		477
Available-for-sale investments, gross unrealized losses		(6)		(5)
Available-for-sale investments current, fair value		14,378	4,614	30,022
Short-term Investments | Adjustable-rate Debt Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost		14,674		10,589
Available-for-sale investments, gross unrealized gains		313		104
Available-for-sale investments current, fair value		¥ 14,987	$ 1,643	¥ 10,693